Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Associated Financial Statement

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2024	As of December 31, 2023

Assets
Operating lease right-of-use assets, net	$9,918	$18,020

Liabilities
Operating lease liabilities, current	$4,218	$6,315
Operating lease liabilities, non-current	$4,719	$10,899

Weighted average remaining lease term (in years)	3.25	4.67
Weighted average discount rate (%)	5.84	5.84

Schedule of Operating Lease Activities

Information related to operating lease activities during the years ended December 31, 2024, 2023 and 2022 is set forth follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Operating lease right-of-use assets (extinguished) obtained in exchange for lease liabilities	$(2,115)	$(1,347)	$9,674

Operating lease expense
Amortization of operating lease right-of-use assets	5,796	8,096	9,157
Interest of operating lease liabilities	785	1,241	1,656
Total	$6,581	$9,337	$10,813

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Lease Liabilities

Twelve months ending December 31,
2025	$4,371
2026	2,595
2027	1,368
2028	529
2029	298
Thereafter	702
Total lease payments	9,863
Less: imputed interest	(926)
Total	$8,937